FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 2	SFr 13	SFr 4
Net gains/(losses) of which related to credit risk - on assets	(10)	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	2,451	2,206	1,440
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	241	216	212
Net gains/(losses) of which related to credit risk - on assets	(1)	(4)	(3)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	717	1,542	1,643
Net gains/(losses) of which related to credit risk - on assets	(296)	7	(16)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	770	480	(518)
Net gains/(losses) of which related to credit risk - on assets	61	96	(199)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(39)	1	(12)
Net gains/(losses) of which related to credit risk - on liabilities	(37)	5	(22)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(890)	(418)	(112)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	2,807	(512)	323
Net gains/(losses) of which related to credit risk - on liabilities	(5)	(23)	(4)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	4,206	(6,857)	(1,235)
Net gains/(losses) of which related to credit risk - on liabilities	7	(32)	22
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	73	183	456
Net gains/(losses) of which related to credit risk - on liabilities	4	83	306
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	2	13	4
Net gains/(losses) of which related to credit risk - on assets	(10)	0	1
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	2,451	2,206	1,440
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	241	215	214
Net gains/(losses) of which related to credit risk - on assets	(1)	(4)	(3)
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	717	1,542	1,643
Net gains/(losses) of which related to credit risk - on assets	(296)	7	(16)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	770	480	(507)
Net gains/(losses) of which related to credit risk - on assets	61	96	(200)
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(39)	1	(12)
Net gains/(losses) of which related to credit risk - on liabilities	(37)	5	(22)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(890)	(418)	(112)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	2,807	(512)	323
Net gains/(losses) of which related to credit risk - on liabilities	(5)	(23)	(4)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	4,375	(6,615)	(1,136)
Net gains/(losses) of which related to credit risk - on liabilities	7	(32)	22
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	72	181	443
Net gains/(losses) of which related to credit risk - on liabilities	SFr 4	SFr 88	SFr 312